CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (19,202)	$ (5,198)	$ (81,508)	$ (20,926)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	10,850	173	43,118	2,291
Depreciation	268	111	531	458
Change in fair value of warrant liability	(6,414)		4,927
Gain on forgiveness of notes payable			(4,394)
Changes in operating assets and liabilities
Accounts receivable	(12)	985	263	(135)
Unbilled receivable	62	(423)	(2)	649
Inventories	1	(311)	(299)	441
Deferred transaction costs		(1,427)
Prepaid expenses and other current assets	2,233	(1,105)	(8,082)	(144)
Other non-current assets	(18)	2	(148)	(163)
Accounts payable	403	454	244	(320)
Accrued liabilities	(616)	537	2,646	592
Deferred revenue			(27)	(143)
Accrued transaction fees		1,133
Deferred rent	(6)		1,004
Other non-current liabilities	(1)	1,198	(376)	518
Net cash used in operating activities	(12,452)	(3,871)	(42,103)	(16,882)
Cash flows from investing activities:
Purchases of property and equipment	(514)	(962)	(4,688)	(950)
Net cash used in investing activities	(514)	(962)	(4,688)	(950)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants				39,867
Proceeds from notes payable		2,000	2,000	2,394
Proceeds from exercise of stock options	65	20	26	124
Acquisition of common stock for tax withholding obligations			(284)
Shares repurchased for payment of tax withholdings	(5,254)
Purchase of non-controlling interest		(200)	(200)
Payment of obligations under capital leases	(1)	(1)	(89)	(84)
Proceeds from PIPE			220,000
Proceeds from Merger			25,359
Payments for transaction costs			(16,571)
Net cash provided by financing activities	(5,190)	1,819	230,241	42,301
Net increase in cash, cash equivalents	(18,156)	(3,014)	183,450	24,469
Cash, cash equivalents at beginning of period	217,114	33,664	33,664	9,195
Cash, cash equivalents at end of period	$ 198,958	30,650	217,114	33,664
Supplemental disclosure of cash flow information:
Cash paid for interest			11	1
Cash paid for income taxes			2	1
Purchases of property and equipment included in accounts payable at period-end		45	605	28
Leasehold improvements paid by lessor		424	988
Supplemental disclosure of non-cash financing and investing activities:
Issuance of common stock warrants				1,220
Purchases of property and equipment included in accounts payable at period-end		45	605	28
Purchase of property and equipment under capital leases				303
Vesting of founder shares subject to repurchase				$ 75
Leasehold improvements paid by lessor		$ 424	988
Unpaid transaction costs			148
Assumption of warrant liabilities			$ 8,774